CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 CNY (¥)	Feb. 29, 2020 CNY (¥)
Cash flows from operating activities
Net loss for the year	¥ (118,732)	$ (18,822)	¥ (27,886)	¥ (109,569)
Adjustments to reconcile net cash flows from operating activities:
Share-based compensation	9,002	1,427	27,513	30,858
Allowance for credit losses	6,881	1,091		5,267
Depreciation of property and equipment	8,458	1,341	13,754	15,424
Noncash lease expenses	39,476	6,258	54,466	54,808
Loss of disposal of property and equipment	954	151	416	249
Loss from property and equipment impairment	7,871	1,248	0	764
Amortization of intangible assets	1,719	272	1,949	4,328
Loss from intangible assets impairment	2,255	357	0	30,804
Loss from equity method investments, net of taxes	36,750	5,826	3,852	224
Loss from goodwill impairment	42,307	6,707	0	114,612
Fair value change of investments	1,106	175	(2,148)	(11,134)
Gain from disposal of liabilities and a subsidiary	(4,048)	(642)	(2,087)
Deferred income taxes	14,436	2,288	(3,271)	(12,676)
Changes in operating assets and liabilities and other, net:
Accounts receivable and contract assets	(1,677)	(266)	1,008	(665)
Amounts due from related parties	(332)	(53)	(515)	(594)
Other receivables, deposits and other assets	(11,920)	(1,890)	8,091	(3,517)
Other non-current assets	(1,737)	(275)	(91)	(107)
Changes in operating lease liabilities	(59,801)	(9,480)	(57,938)	(47,550)
Amounts due to related parties	396	63	587	446
Accrued expenses and other current liabilities	(3,148)	(499)	11,912	22,424
Income tax payable	4,577	726	(2,159)	3,724
Deferred revenue	(66,114)	(10,480)	3,671	(15,925)
Net cash provided by (used in) operating activities	(91,321)	(14,477)	31,124	82,195
Cash flows from investing activities
Purchases of property and equipment	(9,876)	(1,566)	(10,441)	(9,186)
Purchases of intangible assets	(120)	(19)
Acquisition of businesses, net of cash acquired	(422)	(67)	854	(10,115)
Payments to equity method investments	(14,000)	(2,219)	(44,481)
Purchase of short-term investments	(89,544)	(14,194)	(31,000)	(10,000)
Purchase of investments under fair value			(175,820)	(104,602)
Proceeds from maturity of investments	128,136	20,312	192,884	35,157
Loans to related parties	(588)	(93)
VIE consolidation	100	16
Disposal of liabilities	(7,500)	(1,189)
Disposal of a subsidiary	(1,889)	(299)
Net cash (used in) provided by investing activities	4,297	682	(68,004)	(98,746)
Cash flows from financing activities
Payments to acquire non-controlling interests				(3,335)
Contribution from non-controlling interests	3,630	575	90	3,073
Proceeds from related parties loans			100	986
Repayment on related parties loans	(508)	(81)
Net proceeds from options exercised			8	758
Repurchase of ordinary shares	(27,795)	(4,406)		(27,899)
Dividends paid to NCI	(882)	(140)
Net cash (used in) provided by financing activities	(25,555)	(4,052)	198	(26,417)
Effect of foreign exchange rate changes	(3,932)	(623)	(16,460)	14,088
Net decrease in cash, cash equivalents and restricted cash	(116,511)	(18,470)	(53,142)	(28,880)
Cash, cash equivalents and restricted cash at beginning of the year	389,213	61,698	442,355	471,235
Cash, cash equivalents and restricted cash at end of the year	272,702	43,228	389,213	442,355
Reconciliation in amounts on consolidated balance sheets:
Cash and cash equivalents	262,429	41,600	378,358	404,652
Restricted cash	10,273	1,628	10,855	37,703
Cash, cash equivalents and restricted cash at end of the year	272,702	43,228	389,213	442,355
Supplemental disclosure of cash flow information:
Income taxes paid	3,315	525	10,189	13,142
Cash paid for amounts included in measurement of lease liabilities	39,013	6,184	59,547	60,206
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	30,259	4,797	51,434	16,412
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payable	¥ 326	$ 52	302	¥ 221
Non-cash contribution from non-controlling interests			¥ 11,686